Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 9,562	$ 11,449
Payments made during the year	7,681	5,689
Additions in The Year	30,716	3,905
Fair value gain	1,782	103
Ending balance	30,815	$ 9,562
Current portion of contingent and deferred consideration payable	13,673
Non-current portion of contingent and deferred consideration payable	$ 17,142